SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
Depreciation is computed using the straight-line method over the estimated useful lives of the assets or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Computer equipment and capitalized software	2 to 3 years
Furniture and other equipment	3 to 10 years
Leasehold improvements	3 to 10 years

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
Computer equipment and capitalized software	$103,727	$78,749
Leasehold improvements	19,391	10,285
Furniture and other equipment	4,166	2,372
Projects in progress	6,337	9,510
	133,621	100,916
Accumulated depreciation and amortization	(70,667)	(60,316)
Property and equipment, net	$62,954	$40,600

Schedule of Effect of New Accounting Pronouncement
To illustrate the effect of ASU No. 2016-09 on the Company’s results for the year ended December 31, 2016, the table below illustrates the change in the Company’s reported results after giving pro forma effect to ASU No. 2016-09 as if it had been in effect on January 1, 2016.

	Reported results under current GAAP	Pro forma results assuming ASU No. 2016-09 had been in effect on January 1, 2016
	(In thousands, except per share data)
Net earnings	$172,013	$200,925
Net earnings attributable to noncontrolling interests	(562)	(562)
Net earnings attributable to Match Group, Inc. shareholders	171,451	200,363
Basic earnings per share	$0.68	$0.80
Fully diluted earnings per share	$0.64	$0.72